ACQUISITIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
ACQUISITIONS
Cash Paid At Closing			$ 1,210,000
Fair Value Of Common Stock To Be Issued	$ 0	$ 1,300,000	1,210,000
Payment Of Assumed Liabilities			166,000
Total Purchase Price			$ 2,586,000